Inventories, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories, Net [Line Items]
Write-down of inventory	$ 866	$ 296	$ 367